Actual Plan Asset Allocation (Detail) - Foreign Postretirement Benefit Plan	Dec. 31, 2015	Dec. 31, 2014
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
UNITED KINGDOM | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	26.00%	26.00%
UNITED KINGDOM | Gilts
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	74.00%	74.00%
SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%
SWITZERLAND | Equity
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	1.00%
SWITZERLAND | Bonds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	75.00%
SWITZERLAND | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	12.00%
SWITZERLAND | Other
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	12.00%